Annual Total Returns - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Daily Money Class
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.10%
Annual Return 2017	0.21%
Annual Return 2018	0.80%
Annual Return 2019	0.90%
Annual Return 2020	0.27%
Annual Return 2021	0.07%
Annual Return 2022	0.67%
Annual Return 2023	2.70%